Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Goodwill And Other Intangible Assets [Line Items]
Goodwill Impairments			$ 0
Impairment loss on indefinite-lived intangible assets				$ 38,000,000
Aggregate intangible amortization expense charged to comprehensive income (loss)	$ 4,400,000	$ 4,500,000	$ 13,300,000	13,400,000
Trademarks [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets				$ 38,000,000